UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3793

Strong Opportunity Fund, Inc., on behalf of Strong Advisor Select Fund, Strong Advisor U.S. Small/Mid Cap Growth Fund, Strong Endeavor Fund and Strong Opportunity Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR SELECT FUND


Shares            Security Name                                                                                        Value
Common Stocks - 96.23%

Business Services - 10.43%
         121,400  Check Point Software Technologies Limited+                                                   $         2,639,236
         270,300  Oracle Corporation+                                                                                    3,373,344
         146,340  Yahoo! Incorporated+                                                                                   4,960,926

                                                                                                                        10,973,506
                                                                                                              --------------------

Chemicals & Allied Products - 5.20%
          45,240  Genzyme Corporation+                                                                                   2,589,538
          93,160  Teva Pharmaceutical Industries Limited ADR                                                             2,887,960

                                                                                                                         5,477,498
                                                                                                              --------------------

Communications - 9.21%
          58,090  Echostar Communications Corporation Class A+                                                           1,699,132
          58,490  NII Holdings Incorporated Class B+                                                                     3,363,175
         203,700  Sprint Corporation-FON Group                                                                           4,634,175

                                                                                                                         9,696,482
                                                                                                              --------------------

Depository Institutions - 1.79%
          64,800  Bank of New York Company Incorporated                                                                  1,882,440
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 2.62%
         146,800  Williams Companies Incorporated                                                                        2,761,308
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 13.15%
         115,480  General Electric Company                                                                               4,164,209
          29,120  Harman International Industries Incorporated                                                           2,575,955
          71,100  Marvell Technology Group Limited+                                                                      2,725,974
          63,900  QUALCOMM Incorporated                                                                                  2,341,935
          79,800  Texas Instruments Incorporated                                                                         2,034,102

                                                                                                                        13,842,175
                                                                                                              --------------------

Food & Kindred Products - 1.97%
          31,600  WM Wrigley Jr Company                                                                                  2,072,012
                                                                                                              --------------------

Holding & Other Investment Offices - 2.80%
          33,000  Alcon Incorporated                                                                                     2,946,570
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 0.27%
           6,400  Las Vegas Sands Corporation+                                                                             288,000
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 13.59%
          90,365  Dell Incorporated+                                                                                     3,471,823
         330,610  EMC Corporation+                                                                                       4,073,115
          98,100  Grant Prideco Incorporated+                                                                            2,370,096
          57,440  Research In Motion Limited+                                                                            4,389,565

                                                                                                                        14,304,599
                                                                                                              --------------------

Insurance Carriers - 10.56%
          24,110  Allstate Corporation                                                                                   1,303,387
          13,800  Chubb Corporation                                                                                      1,093,926
          34,100  UnitedHealth Group Incorporated                                                                        3,252,458
          43,600  WellPoint Incorporated+                                                                                5,465,260

                                                                                                                        11,115,031
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 5.65%
          43,500  Fisher Scientific International Incorporated+                                                          2,476,020
          68,200  Medtronic Incorporated                                                                                 3,474,790

                                                                                                                         5,950,810
                                                                                                              --------------------

Metal Mining - 2.35%
         152,500  Placer Dome Incorporated                                                                               2,473,550
                                                                                                              --------------------

Miscellaneous Retail - 4.97%
         261,355  Marvel Enterprises Incorporated+                                                                       5,227,100
                                                                                                              --------------------

Oil & Gas Extraction - 4.58%
          36,800  Canadian Natural Resources Limited                                                                     2,090,976
          63,100  Halliburton Company                                                                                    2,729,075

                                                                                                                         4,820,051
                                                                                                              --------------------

Water Transportation - 5.78%
         136,200  Royal Caribbean Cruises Limited                                                                        6,086,778
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 1.31%
          27,700  Medco Health Solutions Incorporated+                                                                   1,373,089
                                                                                                              --------------------

Total Common Stocks (Cost $88,861,447)                                                                                 101,290,999
                                                                                                              --------------------

Short-Term Investments - 4.15%*

Mutual Fund - 4.15%
       4,363,294  Wells Fargo Money Market Trust~                                                                        4,363,294
                                                                                                              --------------------

Total Short-Term Investments (Cost $4,363,294)                                                                           4,363,294
                                                                                                              --------------------

Total Investments in Securities
(Cost $93,224,741)                                       100.38%                                               $       105,654,293

Other Assets and Liabilities, Net                         (0.38)                                                          (395,060)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       105,259,233
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND


Shares            Security Name                                                                                        Value
Common Stocks - 99.86%

Amusement & Recreation Services - 0.79%
           1,080  WMS Industries Incorporated+                                                                 $            30,413
                                                                                                              --------------------

Apparel & Accessory Stores - 0.62%
             500  Childrens Place Retail Stores Incorporated+                                                               23,875
                                                                                                              --------------------

Automotive Repair, Services & Parking - 0.88%
           2,000  Wright Express Corporation+                                                                               34,200
                                                                                                              --------------------

Business Services - 27.46%
           1,400  Alliance Data Systems Corporation+                                                                        56,560
           2,000  Ariba Incorporated+                                                                                       15,520
           9,100  CNET Networks Incorporated+                                                                               85,904
             400  Cogent Incorporated+                                                                                      10,072
           3,673  Concur Technologies Incorporated+                                                                         29,825
             888  Efunds Corporation+                                                                                       19,820
             180  Fastclick Incorporated                                                                                     2,160
           2,015  Gevity HR Incorporated                                                                                    38,527
           1,119  Hudson Highland Group Incorporated+                                                                       19,124
           9,800  Hypercom Corporation+                                                                                     46,354
           2,175  InfoSpace Incorporated+                                                                                   88,805
           3,410  Intersections Incorporated+                                                                               49,615
             700  iPayment Incorporated+                                                                                    29,540
          17,000  iVillage Incorporated+                                                                                   103,530
           1,100  Jamdat Mobile Incorporated+                                                                               18,964
           2,820  Labor Ready Incorporated+                                                                                 52,593
              12  Niku Corporation+                                                                                            217
           5,100  Open Solutions Incorporated+                                                                             101,133
           6,755  Quest Software Incorporated+                                                                              93,489
           3,700  Sapient Corporation+                                                                                      27,176
           1,669  SI International Incorporated+                                                                            46,114
           1,700  TNS Incorporated+                                                                                         30,515
           1,410  Transaction Systems Architects Incorporated Class A+                                                      32,642
           2,100  Valueclick Incorporated+                                                                                  22,281
             900  WebEx Communications Incorporated+                                                                        19,431
           4,300  Webmethods Incorporated+                                                                                  23,564

                                                                                                                         1,063,475
                                                                                                              --------------------

Chemicals & Allied Products - 9.73%
           1,305  Andrx Corporation+                                                                                        29,584
           3,100  Encysive Pharmaceuticals Incorporated+                                                                    31,682
           1,500  Eyetech Pharmaceuticals Incorporated+                                                                     41,250
           1,800  First Horizon Pharmaceutical Corporation+                                                                 30,384
           3,400  Inspire Pharmaceuticals Incorporated+                                                                     27,744
             445  Martek Biosciences Corporation+                                                                           25,895
           2,600  Medicines Company+                                                                                        58,916
           1,780  MGI Pharma Incorporated+                                                                                  44,981
             800  Neurocrine Biosciences Incorporated+                                                                      30,448
           1,300  Nitromed Incorporated+                                                                                    22,503
           1,500  Olin Corporation                                                                                          33,450

                                                                                                                           376,837
                                                                                                              --------------------

Communications - 4.82%
             700  j2 Global Communications Incorporated+                                                                    24,017
           1,096  Lodgenet Entertainment Corporation+                                                                       20,649
             900  NII Holdings Incorporated Class B+                                                                        51,750
          13,455  Ubiquitel Incorporated+                                                                                   90,148

                                                                                                                           186,564
                                                                                                              --------------------

Construction Special Trade Contractors - 0.71%
           1,200  Dycom Industries Incorporated+                                                                            27,588
                                                                                                              --------------------

Depository Institutions - 2.11%
           1,200  Euronet Worldwide Incorporated+                                                                           34,260
           1,000  Fidelity Bankshares Incorporated                                                                          22,980
             750  First Republic Bank                                                                                       24,278

                                                                                                                            81,518
                                                                                                              --------------------

Educational Services - 1.60%
           1,445  Laureate Education Incorporated+                                                                          61,832
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 4.60%
           1,853  Hexel Corporation+                                                                                        28,740
           1,550  Mercury Computer Systems Incorporated+                                                                    42,749
           5,853  NMS Communications Corporation+                                                                           25,109
           4,200  Pixelworks Incorporated+                                                                                  34,230
             700  Rayovac Corporation+                                                                                      29,120
           2,597  Universal Display Corporation+                                                                            18,153

                                                                                                                           178,101
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 6.95%
             459  Advisory Board Company+                                                                                   20,058
             796  Corporate Executive Board Company                                                                         50,904
           3,980  Navigant Consulting Incorporated+                                                                        108,376
           2,696  Resources Connection Incorporated+                                                                        56,427
             944  SFBC International Incorporated+                                                                          33,267

                                                                                                                           269,032
                                                                                                              --------------------

Health Services - 2.97%
             540  Covance Incorporated+                                                                                     25,709
           1,000  Kindred Healthcare Incorporated+                                                                          35,100
             900  Matria Healthcare Incorporated+                                                                           27,639
           1,900  Nektar Therapeutics+                                                                                      26,486

                                                                                                                           114,934
                                                                                                              --------------------

Home Furniture, Furnishings & Equipment Stores - 0.63%
           1,100  Gamestop Corporation Class A+                                                                             24,376
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 2.61%
           1,550  Gaylord Entertainment Company+                                                                            62,620
             571  Station Casinos Incorporated                                                                              38,571

                                                                                                                           101,191
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 4.56%
           1,250  Actuant Corporation Class A+                                                                              56,150
             996  Engineered Support Systems Incorporated                                                                   53,306
           1,100  Gardner Denver Incorporated+                                                                              43,461
           1,100  JLG Industries Incorporated+                                                                              23,705

                                                                                                                           176,622
                                                                                                              --------------------

Insurance Carriers - 1.10%
           1,400  WellCare Health Plans Incorporated+                                                                       42,644
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 5.90%
           2,300  Advanced Medical Optics Incorporated+                                                                     83,283
           1,785  DJ Orthopedics Incorporated+                                                                              44,714
             800  Kyphon Incorporated+                                                                                      20,136
           2,328  PerkinElmer Incorporated                                                                                  48,027
           1,700  Photon Dynamics Incorporated+                                                                             32,402

                                                                                                                           228,562
                                                                                                              --------------------

Miscellaneous Manufacturing Industries - 0.67%
           5,100  Identix Incorporated+                                                                                     25,755
                                                                                                              --------------------

Miscellaneous Retail - 4.96%
           7,204  Marvel Enterprises Incorporated+                                                                         144,080
           1,900  Priceline.com Incorporated+                                                                               47,880

                                                                                                                           191,960
                                                                                                              --------------------

Motion Pictures - 0.91%
           3,200  Lions Gate Entertainment Corporation+                                                                     35,360
                                                                                                              --------------------

Non-Depository Credit Institutions - 1.56%
             800  Accredited Home Lenders Holding Company+                                                                  28,984
          11,845  E-Loan Incorporated+                                                                                      31,389

                                                                                                                            60,373
                                                                                                              --------------------

Personal Services - 0.11%
             204  First Advantage Corporation+                                                                               4,284
                                                                                                              --------------------

Petroleum Refining & Related Industries - 0.34%
             400  Headwaters Incorporated+                                                                                  13,128
                                                                                                              --------------------

Railroad Transportation - 1.00%
           1,500  Genesee & Wyoming Incorporated+                                                                           38,865
                                                                                                              --------------------

Real Estate - 3.52%
           3,900  CB Richard Ellis Group Incorporated+                                                                     136,461
                                                                                                              --------------------

Transportation Equipment - 1.81%
             550  Oshkosh Truck Corporation                                                                                 45,095
           1,600  Rush Enterprises Incorporated+                                                                            25,088

                                                                                                                            70,183
                                                                                                              --------------------

Transportation Services - 0.97%
             600  Hub Group Incorporated Class A+                                                                           37,602
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 5.09%
           1,500  Bluelinx Holdings Incorporated                                                                            20,265
           2,636  Hughes Supply Incorporated                                                                                78,421
             442  Nuco2 Incorporated+                                                                                       11,624
           4,200  PSS World Medical Incorporated+                                                                           47,754
           1,834  West Marine Incorporated+                                                                                 38,991

                                                                                                                           197,055

Wholesale Trade Non-Durable Goods - 0.88%
           1,420  Airgas Incorporated                                                                                       33,924
                                                                                                              ====================

Total Common Stocks (Cost $4,036,745)                                                                                    3,866,714
                                                                                                              --------------------

Short-Term Investments - 0.02%*

Mutual Fund - 0.02%
             866  Wells Fargo Money Market Trust~                                                                              866
                                                                                                              --------------------

Total Short-Term Investments (Cost $866)                                                                                       866
                                                                                                              --------------------

Total Investments in Securities
(Cost $4,037,611)                                         99.88%                                               $         3,867,580

Other Assets and Liabilities, Net                          0.12                                                              4,581
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $         3,872,161
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Strong Endeavor Fund
March 31, 2005 (Unaudited)
                                                                          Shares or
                                                                          Principal
                                                                            Amount               Value
-----------------------------------------------------------------------------------------------------------
Common Stocks 97.5%
Apparel - Clothing Manufacturing 1.0%
Coach, Inc. (b)                                                                3,110          $    176,119

Apparel - Shoes & Related Manufacturing 1.5%
NIKE, Inc. Class B                                                             3,070               255,762

Banks - Money Center 1.3%
The Bank of New York Company, Inc.                                             8,090               235,015

Banks - Super Regional 2.8%
Marshall & Ilsley Corporation                                                  5,910               246,742
Wachovia Corporation                                                           4,670               237,750
                                                                                    -----------------------

                                                                                                   484,492
Computer - Data Storage 3.9%
EMC Corporation (b)                                                           55,490               683,637

Computer - Local Networks 1.0%
Juniper Networks, Inc. (b)                                                     8,070               178,024

Computer - Manufacturers 4.8%
Apple Computer, Inc. (b)                                                       2,460               102,508
Dell, Inc. (b)                                                                19,010               730,364
                                                                                    -----------------------

                                                                                                   832,872
Computer Software - Education/Entertainment 0.8%
Electronic Arts, Inc. (b)                                                      2,620               135,664

Computer Software - Enterprise 2.4%
Oracle Systems Corporation (b)                                                33,450               417,456

Computer Software - Security 3.4%
Check Point Software Technologies, Ltd. (b)                                   16,330               355,014
VeriSign, Inc. (b)                                                             8,460               242,802
                                                                                    -----------------------

                                                                                                   597,816
Diversified Operations 4.0%
General Electric Company                                                      19,470               702,088

Electronics - Semiconductor Manufacturing 4.2%
Marvell Technology Group, Ltd. (b)                                            10,590               406,021
Texas Instruments, Inc.                                                       13,180               335,958
                                                                                    -----------------------

                                                                                                   741,979
Food - Confectionery 2.2%
William Wrigley, Jr. Company                                                   5,860               384,240

Household - Consumer Electronics 0.9%
Harman International Industries, Inc.                                          1,870               165,420

Insurance - Diversified 1.0%
Prudential Financial, Inc.                                                     3,010               172,774

Insurance - Property/Casualty/Title 2.8%
The Allstate Corporation                                                       5,720               309,223
Chubb Corporation                                                              2,300               182,321
                                                                                    -----------------------

                                                                                                   491,544
Internet - Content 3.2%
Yahoo! Inc. (b)                                                               16,490               559,011

Internet - E*Commerce 0.5%
eBay, Inc. (b)                                                                 2,390                89,051

Leisure - Hotels & Motels 1.8%
Las Vegas Sands Corporation (b)                                                1,140                51,300
Marriott International, Inc. Class A                                           3,910               261,423
                                                                                    -----------------------

                                                                                                   312,723
Leisure - Services 2.7%
Royal Caribbean Cruises, Ltd.                                                 10,510               469,692

Leisure - Toys/Games/Hobby 0.5%
Marvel Enterprises, Inc. (b)                                                   4,680                93,600

Media - Cable TV 1.5%
EchoStar Communications Corporation Class A                                    9,190               268,808

Medical - Biomedical/Biotechnology 4.0%
Genzyme Corporation (b)                                                        7,580               433,879
Gilead Sciences, Inc. (b)                                                      7,410               265,278
                                                                                    -----------------------

                                                                                                   699,157
Medical - Generic Drugs 2.7%
Teva Pharmaceutical Industries, Ltd. ADR                                      15,190               470,890

Medical - Health Maintenance Organizations 7.9%
UnitedHealth Group, Inc.                                                       5,750               548,435
WellPoint, Inc. (b)                                                            6,610               828,564
                                                                                    -----------------------

                                                                                                 1,376,999
Medical - Products 6.8%
Alcon, Inc.                                                                    5,080               453,593
Boston Scientific Corporation (b)                                             10,020               293,486
Medtronic, Inc.                                                                8,760               446,322
                                                                                    -----------------------

                                                                                                 1,193,401
Medical - Systems/Equipment 0.9%
Fisher Scientific International, Inc. (b)                                      2,870               163,360

Medical/Dental - Services 1.3%
Medco Health Solutions, Inc. (b)                                               4,650               230,501

Metal Ores - Gold/Silver 1.3%
Placer Dome, Inc.                                                             14,450               234,379

Oil & Gas - Canadian Exploration & Production 2.2%
Canadian Natural Resources, Ltd.                                               6,670               378,989

Oil & Gas - Drilling 2.6%
Transocean, Inc. (b)                                                           9,000               463,140

Oil & Gas - Field Services 2.1%
Halliburton Company                                                            8,320               359,840

Oil & Gas - Production/Pipeline 2.9%
The Williams Companies, Inc.                                                  26,810               504,296

Real Estate Operations 0.6%
The St. Joe Company                                                            1,510               101,623

Retail - Drug Stores 2.0%
CVS Corporation                                                                6,590               346,766

Retail - Major Discount Chains 1.4%
Target Corporation                                                             5,045               252,351

Telecommunications - Services 4.2%
Sprint Corporation                                                            32,000               728,000

Telecommunications - Wireless Equipment 4.4%
QUALCOMM, Inc.                                                                11,220               411,213
Research in Motion, Ltd. (b)                                                   4,570               349,239
                                                                                    -----------------------

                                                                                                   760,452
Telecommunications - Wireless Services 0.5%
NII Holdings, Inc. Class B (b)                                                 1,530                87,975

Transportation - Airline 1.5%
Southwest Airlines Company                                                    17,940               255,466
-----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $15,207,353)                                                          17,055,372
-----------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 4.6%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $700,048); Collateralized by: United States Government
& Agency Issues                                                          $   700,000               700,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $97,502); Collateralized by: United States
Government & Agency Issues                                                    97,500                97,500
-----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $797,500)                                                       797,500
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $16,004,853) 102.1%                                       17,852,872
Other Assets and Liabilities, Net (2.1%)                                                         (367,567)
-----------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                      $        17,485,305
===========================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG OPPORTUNITY FUND


Shares            Security Name                                                                                        Value
Common Stocks - 91.48%

Apparel & Accessory Stores - 3.22%
       1,435,000  Gap Incorporated                                                                             $        31,340,400
         805,000  Nordstrom Incorporated                                                                                44,580,900

                                                                                                                        75,921,300
                                                                                                              --------------------

Automotive Dealers & Gasoline Service Stations - 1.47%
       1,825,900  AutoNation Incorporated+                                                                              34,582,546
                                                                                                              --------------------

Business Services - 12.52%
       2,300,000  Cadence Design Systems Incorporated+                                                                  34,385,000
       2,384,000  CNET Networks Incorporated+                                                                           22,504,960
         625,000  Computer Sciences Corporation+                                                                        28,656,250
         625,000  DST Systems Incorporated+                                                                             28,862,500
         790,000  Fiserv Incorporated+                                                                                  31,442,000
         924,600  IMS Health Incorporated                                                                               22,550,994
       2,730,000  Interpublic Group of Companies Incorporated+                                                          33,524,400
       2,575,000  Novell Incorporated+                                                                                  15,347,000
       2,520,000  Red Hat Incorporated+                                                                                 27,493,200
          34,700  RHJ International+o (Cost $867,027;  Acquired 4/24/05)                                                   977,446
       6,030,000  Sun Microsystems Incorporated+                                                                        24,361,200
       3,535,000  Unisys Corporation+                                                                                   24,957,100

                                                                                                                       295,062,050
                                                                                                              --------------------

Chemicals & Allied Products - 4.97%
         585,000  Genzyme Corporation+                                                                                  33,485,400
       1,052,700  Praxair Incorporated                                                                                  50,382,222
       2,075,000  Protein Design Labs Incorporated+                                                                     33,179,250

                                                                                                                       117,046,872
                                                                                                              --------------------

Communications - 8.19%
       1,350,000  Cablevision Systems New York Group Class A+                                                           37,867,500
       1,145,000  Comcast Corporation+                                                                                  38,243,000
       2,009,500  DirecTV Group Incorporated+                                                                           28,976,990
       1,160,000  IAC InterActiveCorp+                                                                                  25,833,200
       1,435,000  Sprint Corporation-FON Group                                                                          32,646,250
         645,200  United States Cellular Corporation+                                                                   29,440,476

                                                                                                                       193,007,416
                                                                                                              --------------------

Depository Institutions - 2.55%
         630,000  Fifth Third Bancorp                                                                                   27,077,400
       1,155,000  Mellon Financial Corporation                                                                          32,963,700

                                                                                                                        60,041,100
                                                                                                              --------------------

Eating & Drinking Places - 1.22%
         940,000  Darden Restaurants Incorporated                                                                       28,839,200
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 2.87%
       1,525,000  Nisource Incorporated                                                                                 34,754,750
       1,140,000  Waste Management Incorporated                                                                         32,889,000

                                                                                                                        67,643,750
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 4.88%
       1,974,000  Celestica Incorporated+                                                                               26,668,740
       1,600,000  Molex Incorporated Class A                                                                            37,760,000
       3,610,000  Sanmina-SCI Corporation+                                                                              18,844,200

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)
       2,545,000  Vishay Intertechnology Incorporated+                                                                  31,634,350

                                                                                                                       114,907,290
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 1.21%
       1,180,000  Accenture Limited Class A+                                                                            28,497,000
                                                                                                              --------------------

Fabricated Metal Products, Except Machinery & Transportation Equipment - 1.21%
         320,000  Illinois Tool Works Incorporated                                                                      28,649,600
                                                                                                              --------------------

Food & Kindred Products - 1.24%
       1,420,000  Coca-Cola Enterprises Incorporated                                                                    29,138,400
                                                                                                              --------------------

Forestry - 1.44%
         495,000  Weyerhaeuser Company                                                                                  33,907,500
                                                                                                              --------------------

General Merchandise Stores - 2.94%
         682,100  Target Corporation                                                                                    34,118,642
       1,430,000  TJX Companies Incorporated                                                                            35,220,900

                                                                                                                        69,339,542
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 5.24%
         710,000  American Standard Companies Incorporated                                                              33,000,800
         520,000  Eaton Corporation                                                                                     34,008,000
       1,105,000  Pall Corporation                                                                                      29,967,600
         955,000  SanDisk Corporation+                                                                                  26,549,000

                                                                                                                       123,525,400
                                                                                                              --------------------

Insurance Carriers - 3.65%
         795,000  ACE Limited                                                                                           32,809,650
         275,000  MGIC Investment Corporation                                                                           16,959,250
         500,000  XL Capital Limited Class A                                                                            36,185,000

                                                                                                                        85,953,900
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 3.62%
         355,000  Bausch & Lomb Incorporated                                                                            26,021,500
         527,000  Fisher Scientific International Incorporated+                                                         29,996,840
         820,000  Waters Corporation+                                                                                   29,347,800

                                                                                                                        85,366,140
                                                                                                              --------------------

Metal Mining - 1.35%
       1,330,000  Barrick Gold Corporation                                                                              31,866,800
                                                                                                              --------------------

Miscellaneous Retail - 2.78%
       1,185,000  Dollar Tree Stores Incorporated+                                                                      34,045,050
       1,000,000  Staples Incorporated                                                                                  31,430,000

                                                                                                                        65,475,050
                                                                                                              --------------------

Motion Pictures - 1.36%
       3,088,100  Liberty Media Corporation Class A+                                                                    32,023,597
                                                                                                              --------------------

Oil & Gas Extraction - 10.28%
         785,000  Apache Corporation                                                                                    48,065,550
         785,000  Devon Energy Corporation                                                                              37,483,750
       1,060,000  Ensco International Incorporated                                                                      39,919,600
       1,430,000  GlobalSantaFe Corporation                                                                             52,967,200
       1,100,000  Weatherford International Limited+                                                                    63,734,000

                                                                                                                       242,170,100
                                                                                                              --------------------

Petroleum Refining & Related Industries - 1.28%
         280,000  ConocoPhillips                                                                                        30,195,200
                                                                                                              --------------------

Printing, Publishing & Allied Industries - 2.54%
         625,000  EW Scripps Company Class A                                                                            30,468,750
         735,000  Tribune Company                                                                                       29,304,450

                                                                                                                        59,773,200
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.87%
       2,835,000  Ameritrade Holding Corporation+                                                                       28,945,350
         195,000  Legg Mason Incorporated                                                                               15,237,300

                                                                                                                        44,182,650
                                                                                                              --------------------

Textile Mill Products - 1.34%
         375,000  Mohawk Industries Incorporated+                                                                       31,612,500
                                                                                                              --------------------

Transportation By Air - 0.86%
       3,015,000  Northwest Airlines Corporation+                                                                       20,170,350
                                                                                                              --------------------

Transportation Equipment - 1.21%
         425,000  Magna International Incorporated Class A                                                              28,432,500
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 2.69%
       1,000,000  Dean Foods Company+                                                                                   34,300,000
       1,565,000  Safeway Incorporated+                                                                                 28,999,450

                                                                                                                        63,299,450
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 1.48%
         560,000  W.W. Grainger Incorporated                                                                            34,871,200
                                                                                                              --------------------

Total Common Stocks (Cost $1,656,775,934)                                                                            2,155,501,603
                                                                                                              --------------------

Investment Companies - 3.48%

Stock Funds
         140,000  Biotech HOLDRs Trust                                                                                  19,710,600
         200,000  iShares S&P SmallCap 600 Index Fund                                                                   31,722,000
         255,000  Midcap SPDR Trust Series 1                                                                            30,691,800

                                                                                                                        82,124,400
                                                                                                              --------------------

Total Investment Companies (Cost $74,459,827)                                                                           82,124,400
                                                                                                              --------------------
                                                                                              Strike Price/
Principal                                                                                    Expiration Date           Value

Options - 0.03%
             520  Pharmaceutical Index Call+                                               $300   04/15/2005               800,800

Total Options (Premiums Received $699,560)                                                                                 800,800
                                                                                                              --------------------
Principal         Security Name                                                  Interest Rate  Maturity Date          Value

US Treasury Securities - 0.87%

US Treasury Bills - 0.87%
$     14,400,000  US Treasury Bill^                                                    2.29%      04/14/2005            14,388,066
       1,200,000  US Treasury Bill^                                                    2.30       04/21/2005             1,198,467
       4,060,000  US Treasury Bill^                                                    2.44       05/05/2005             4,050,150
         830,000  US Treasury Bill^                                                    2.69       06/02/2005               826,222

                                                                                                                        20,462,905
                                                                                                              --------------------

Total US Treasury Securities (Cost $20,463,322)                                                                         20,462,905
                                                                                                              --------------------


Short-Term Investments - 3.58%*
Shares            Security Name                                                                                        Value

Mutual Fund
      84,253,952  Wells Fargo Money Market Trust~                                                                       84,253,952
                                                                                                              --------------------

Total Short-Term Investments (Cost $84,253,952)                                                                         84,253,952
                                                                                                              --------------------

Total Investments in Securities
(Cost $1,836,652,595)                                     99.44%                                               $     2,343,143,660

Other Assets and Liabilities, Net                          0.56                                                         13,126,371
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $     2,356,270,031
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
o   Restricted and illiquid security.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                                                              Strike Price/
Principal                                                                                    Expiration Date           Value

Written Options - 0.00%
          (520) Pharmaceutical Index Put+                                                $300     04/15/2005   $           (52,000)

Total Written Options (Cost $(358,431))                                                                                    (52,000)
                                                                                                              --------------------


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Opportunity Fund, Inc., on behalf of Strong Advisor Select Fund, Strong Advisor U.S. Small/Mid Cap Growth Fund, Strong Endeavor Fund and Strong Opportunity Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary


Date:    May 13, 2005